Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Six Months Ended June 30, 2018 and 2019 - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities:
Net loss	$ (15,447)	$ (26,868)
Adjustments to reconcile net loss to net cash from operating activities:
Share-based compensation	1,287	5,193
Depreciation expenses	41	20
Changes in operating assets and liabilities:
Advances to suppliers	86	(310)
Government grants		(307)
Due from related parties	481
Prepaid expenses and other current assets	106	(261)
Operating lease right-of-use assets	333
Other noncurrent assets	(48)	(222)
Accounts payable	(1,130)	(575)
Accrued expenses	589	1,119
Due to related parties	25
Operating lease liabilities	(370)
Other current liabilities	944	171
Net cash used in operating activities	(13,103)	(22,040)
Investing activities:
Acquisitions of property and equipment	(4)	(13)
Net cash used in investing activities	(4)	(13)
Financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discounts and commissions	5,596	14,000
Payment of offering costs	(6)	(171)
Proceeds from loans	2,986
Proceeds from related party borrowings	1,350
Net cash provided by financing activities	9,926	13,829
Effect of foreign exchange rate changes, net	(34)	156
Net decrease in cash	(3,215)	(8,068)
Cash at beginning of period	3,889	27,481
Cash at end of period	$ 674	$ 19,413